UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 31 March 2010

Check here if Amendment |_|; Amendment Number: ___
   This Amendment (Check only one): |_| is a restatement.
                                    |_| adds
new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  NEVSKY CAPITAL LLP
       51 Berkeley Street
       London, England W1J 5BB
Form 13F File Number: 028-12750

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Toby Hampden-Acton
Title: Chief Compliance and Risk Officer
Phone: 44 20 7360-1237

Signature, Place, and Date of Signing:

     /s/ Toby Hampden-Acton      London, England       28 July 2010
     ----------------------      ---------------       -----------
     [Signature]                 [City, State]         [Date]

Report Type                (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

      List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       Nil

Form 13F Information Table Entry Total:  38

Form 13F Information Table Value Total:  US$1.332 billion

                               Nevsky Capital LLP

                           Form 13F Information Table



                                TITLE OF                    VALUE    SHARES/   SH/  PUT/ INVSTMT   OTHER     VOTING AUTHORITY
    NAME OF ISSUER               CLASS           CUSIP     (x$1000)  PRN AMT   PRN  CALL DSCRETN  MANAGERS SOLE   SHARED  NONE
-----------------------         --------       ---------   --------  -------   ---  ---- -------  ------   ------ ------- ----
AMERICA MOVIL-ADR SERIES L	ADR		02364W105	102,030	2,148,007	N/A	Y	N	Y
ANGLOGOLD ASHANTI-SPON ADR	ADR		035128206	10,277	238,000		N/A	Y	N	Y
APPLE INC			Common Stock	037833100	53,702	213,500		N/A	Y	N	Y
BANCO BRADESCO-ADR		ADR		059460303	75,620	4,767,946	N/A	Y	N	Y
BANCO SANTANDER-CHILE-ADR	ADR		05965X109	2,543	37,900		N/A	Y	N	Y
BP PLC-SPONS ADR		ADR		055622104	5,487	190,000		N/A	Y	N	Y
CEMEX SAB-SPONS ADR PART CER	ADR		151290889	8,729	902,713		N/A	Y	N	Y
CHINA LIFE INSURANCE CO-ADR	ADR		16939P106	13,203	202,500		N/A	Y	N	Y
CHINA MOBILE LTD-SPON ADR	ADR		16941M109	9,408	190,400		N/A	Y	N	Y
CHINA PETROLEUM & CHEM-ADR	ADR		16941R108	6,380	79,250		N/A	Y	N	Y
CHINA UNICOM HONG KONG-ADR	ADR		16945R104	339	25,500		N/A	Y	N	Y
CNOOC LTD-ADR			ADR		126132109	1,378	8,100		N/A	Y	N	Y
COMPANHIA DE BEBIDAS-PRF ADR	ADR		20441W203	22,049	218,281		N/A	Y	N	Y
CEMIG SA -SPONS ADR		ADR		204409601	2,861	195,000		N/A	Y	N	Y
CIA SIDERURGICA NACL-SP ADR	ADR		20440W105	16,483	1,122,075	N/A	Y	N	Y
CIA DE MINAS BUENAVENTUR-ADR	ADR		204448104	14,647	381,042		N/A	Y	N	Y
ENERSIS S.A. -SPONS ADR		ADR		29274F104	345,136	760,753		N/A	Y	N	Y
FOMENTO ECONOMICO MEX-SP ADR	ADR		344419106	30,132	698,314		N/A	Y	N	Y
GERDAU SA -SPON ADR		ADR		373737105	25,503	1,935,000	N/A	Y	N	Y
GRUPO TELEVISA SA-SPONS ADR	ADR		40049J206	21,489	1,234,308	N/A	Y	N	Y
ICICI BANK LTD-SPON ADR		ADR		45104G104	1,030	28,500		N/A	Y	N	Y
INFOSYS TECHNOLOGIES-SP ADR	ADR		456788108	3,607	60,200		N/A	Y	N	Y
ITAU UNIBANCO HLDNG-PREF ADR	ADR		465562106	38,909	2,160,390	N/A	Y	N	Y
JPMORGAN CHASE & CO		Common Stock	46625H100	81,457	2,225,000	N/A	Y	N	Y
KB FINANCIAL GROUP INC-ADR	ADR		48241A105	817	21,555		N/A	Y	N	Y
MECHEL-SPONSORED ADR		ADR		583840103	2,032	112,000		N/A	Y	N	Y
MOBILE TELESYSTEMS-SP ADR	ADR		607409109	45,666	2,383,425	N/A	Y	N	Y
PETROCHINA CO LTD -ADR		ADR		71646E100	7,034	64,100		N/A	Y	N	Y
PETROLEO BRASILEIRO-SPON ADR	ADR		71654V101	20,014	671,600		N/A	Y	N	Y
PETROLEO BRASILEIRO S.A.-ADR	ADR		71654V408	97,977	2,854,800	N/A	Y	N	Y
SPDR GOLD TRUST			ETP		78463V107	37,502	308,200		N/A	Y	N	Y
STERLITE INDUSTRIES INDI-ADR	ADR		859737207	541	38,000		N/A	Y	N	Y
TELE NORTE LESTE PART-ADR	ADR		879246106	2,633	176,000		N/A	Y	N	Y
VALE SA-SP ADR			ADR		91912E105	89,665	3,682,336	N/A	Y	N	Y
VALE SA-SP PREF ADR		ADR		91912E204	18,266	869,000		N/A	Y	N	Y
VIMPELCOM LTD-SPON ADR		ADR		92719A106	80,616	4,982,454	N/A	Y	N	Y
VIVO PARTICIPACOES SA-ADR	ADR		92855S200	32,039	1,236,056	N/A	Y	N	Y
WALTER ENERGY INC		Common Stock	93317Q105	5,148	84,600		N/A	Y	N	Y